Interim Condensed Consolidated Statements of Cash Flows (unaudited) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2019
Cash flows from operating activities
Net income	$ 1,481	$ 3,230	$ 4,990	$ 6,402
Adjustments for non-cash items and others
Provision for credit losses	2,830	426	3,249	940
Depreciation	326	157	659	307
Deferred income taxes	(428)	(124)	(414)	(295)
Amortization and impairment of other intangibles	316	300	627	593
Net changes in investments in joint ventures and associates	(13)	(13)	(35)	(28)
Losses (Gains) on investment securities	(86)	(47)	(98)	(96)
Losses (Gains) on disposition of businesses			8
Adjustments for net changes in operating assets and liabilities
Insurance claims and policy benefit liabilities	(876)	494	(18)	1,006
Net change in accrued interest receivable and payable	(231)	108	(329)	230
Current income taxes	(699)	(376)	(954)	(535)
Derivative assets	(46,825)	4	(39,247)	9,227
Derivative liabilities	50,099	402	46,167	(8,070)
Trading securities	8,788	(743)	10,292	(10,658)
Loans, net of securitizations	(46,092)	(12,604)	(57,727)	(25,755)
Assets purchased under reverse repurchase agreements and securities borrowed	(1,347)	(11,860)	(18,573)	(14,918)
Obligations related to assets sold under repurchase agreements and securities loaned	24,214	(549)	52,019	17,166
Obligations related to securities sold short	4,723	807	5,278	1,802
Deposits, net of securitizations	107,220	11,457	124,456	26,939
Brokers and dealers receivable and payable	2,997	162	2,353	(316)
Other	(14,436)	(2,405)	(20,798)	(3,888)
Net cash from (used in) operating activities	91,961	(11,174)	111,905	53
Cash flows from investing activities
Change in interest-bearing deposits with banks	(17,068)	11,935	(10,052)	9,753
Proceeds from sales and maturities of investment securities	35,777	12,850	52,581	31,154
Purchases of investment securities	(43,533)	(16,218)	(78,733)	(36,886)
Net acquisitions of premises and equipment and other intangibles	(758)	(575)	(1,503)	(1,136)
Net cash from (used in) investing activities	(25,582)	7,992	(37,707)	2,885
Cash flows from financing activities
Issuance of subordinated debentures			1,500
Repayment of subordinated debentures			(2,000)
Issue of common shares, net of issuance costs	23	30	39	39
Common shares purchased for cancellation	(87)	(11)	(814)	(359)
Issue of preferred shares, net of issuance costs				350
Redemption of preferred shares		(700)	(8)	(950)
Sales of treasury shares	1,635	1,315	3,234	2,926
Purchases of treasury shares	(1,638)	(1,383)	(3,251)	(3,015)
Dividends paid	(1,561)	(1,481)	(3,128)	(2,964)
Dividends/distributions paid to non-controlling interests	(3)		(4)
Change in short-term borrowings of subsidiaries	(1,248)	(1,774)	1,531	3,086
Repayment of lease liabilities	(155)		(296)
Net cash from (used in) financing activities	(3,034)	(4,004)	(3,197)	(887)
Effect of exchange rate changes on cash and due from banks	1,312	194	1,466	781
Net change in cash and due from banks	64,657	(6,992)	72,467	2,832
Cash and due from banks at beginning of period	34,120	40,033	26,310	30,209
Cash and due from banks at end of period	98,777	33,041	98,777	33,041
Cash flows from operating activities include:
Amount of interest paid	3,811	5,032	8,568	9,780
Amount of interest received	8,903	9,817	18,654	19,477
Amount of dividends received	646	488	1,304	981
Amount of income taxes paid	$ 842	$ 958	$ 1,717	$ 1,749